Capital Stock (Shares Reserved for Future Issuance) (Details) - shares shares in Millions		Mar. 31, 2018	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (in shares)		46.7	50.8
Coupon rate		5.875%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (in shares)		32.1	33.4
Restricted Share Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (in shares)		2.2	2.7
April 2013 Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Coupon rate		1.25%
Lionsgate Plan | Common shares available for future issuance under plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (in shares)	[1]	10.3	0.8
Starz Plan | Common shares available for future issuance under plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (in shares)		0.0	11.8
Convertible Senior Subordinated Notes | April 2013 Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (in shares)		2.1	2.1

[1]	As of March 31, 2018, amounts represent common shares reserved for issuance under the Company's current 2017 Performance Incentive Plan. As of March 31, 2017, amounts represent common shares reserved for issuance under the Company's former 2012 Performance Incentive Plan. See Share Based Compensation section below for further information.